Investment Objectives and Goals - PurePlay Nvidia Ecosystem Picks & Shovels Index ETF	Apr. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PurePlay Nvidia Ecosystem Picks & Shovels Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The PurePlay Nvidia Ecosystem Picks & Shovels Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Solactive Nvidia Ecosystem Picks & Shovels Index (the “Index”).